Description of the business and summary of significant accounting policies - Foreign currency exchange differences and liabilities and provisions (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 $ / $ Q / $	Dec. 31, 2018 $ / $ ₡ / $	Dec. 31, 2018 USD ($) $ / $	Dec. 31, 2018 MXN ($) $ / $	Dec. 31, 2017 $ / $ Q / $	Dec. 31, 2017 $ / $ ₡ / $	Dec. 31, 2017 MXN ($) $ / $	Dec. 31, 2016 $ / $ Q / $	Dec. 31, 2016 $ / $ ₡ / $	Dec. 31, 2016 MXN ($) $ / $	Apr. 25, 2019 $ / $	Dec. 31, 2018 Q / $	Dec. 31, 2018 ₡ / $	Dec. 31, 2017 Q / $	Dec. 31, 2017 ₡ / $	Dec. 31, 2016 Q / $	Dec. 31, 2016 ₡ / $
Description of the business and summary of significant accounting policies
Average exchange rate for year	7.5337	580.8534			7.3509	572.2000		7.4931	564.3332
Exchange rate as of end of the year	19.6829	19.6829	19.6829	19.6829	19.7354	19.7354	19.7354	20.6640	20.6640	20.6640	18.9578	7.7440	609.6100	7.3448	572.5600	7.5221	561.1000
Exchange differences on translation of foreign operations			$ 1,126	$ 22,156			$ (7,178)			$ (4,756)
Cost of return of aircraft to lessors expensed as supplemental rent				$ 659,106			$ 851,410			$ 933,730